UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/09

Check here if Amendment  [_]; Amendment Number:
     This Amendment (Check only one.):  [_] is a restatement.
                                        [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Gould Investment Partners LLC
Address:  1235 Westlakes Drive, Suite #280
          Berwyn, PA 19312

Form 13F File Number: 28-12096

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Barbara A. Grosso
Title:    Vice President
Phone:    610-540-1300

Signature, Place, and Date of Signing:

  /s/ Barbara A. Grosso            Berwyn, PA                 8/10/09
--------------------------     -------------------        -------------
      [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number     Name

28-01190                 Russell Company
-----------------        ---------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           65

Form 13F Information Table Value Total:       75,681
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

Gould Investment Partners
FORM 13F
30-Jun-09

                                                                                                                 Voting Authority
                                                                                                               --------------------
                                                            Value     Shares/  Sh/  Put/  Invstmt  Other
Name of Issuer                   Title of class  CUSIP      (x$1000)  Prn Amt  Prn  Call  Dscretn  Managers     Sole   Shared  None
------------------------------   --------------  ---------  --------  -------  ---  ----  -------  --------    ------  ------  ----
3Par, Inc.                             COM       88580F109     203     16375   SH          Sole                 16375
Aaron Rents, Inc.                      COM       002535201    2003     67175   SH          Sole                 67175
Abovenet, Inc.                         COM       00374N107     261      3225   SH          Sole                  3225
Aeropostale, Inc.                      COM       007865108     327      9550   SH          Sole                  9550
Allscripts-Misys Health Soluti         COM       01988P108    2410    151950   SH          Sole                151950
Arcsight, Inc.                         COM       039666102    1659     93375   SH          Sole                 93375
AsiaInfo Holdings, Inc.                COM       04518A104    1997    116050   SH          Sole                116050
Athena Health, Inc.                    COM       04685W103     694     18750   SH          Sole                 18750
Bio-Reference Labs, Inc                COM       09057G602     831     26275   SH          Sole                 26275
Bridgepoint Education, Inc.            COM       10807M105    1393     81950   SH          Sole                 81950
Buckle, Inc.                           COM       118440106     632     19900   SH          Sole                 19900
Cavium Networks, Inc.                  COM       14965A101    1261     75013   SH          Sole                 75013
China Fire & Security Group, I         COM       16938R103     276     22700   SH          Sole                 22700
China Sky One Medical, Inc.            COM       16941P102     893     66225   SH          Sole                 66225
Chipotle Mexican Grill, Inc.           COM       169656105     532      6650   SH          Sole                  6650
Clarient, Inc.                         COM       180489106     303     81425   SH          Sole                 81425
Concho Resources, Inc.                 COM       20605P101    1475     51425   SH          Sole                 51425
Constant Contact, Inc.                 COM       210313102    2451    123525   SH          Sole                123525
Cree, Inc.                             COM       225447101     471     16025   SH          Sole                 16025
DG FastChannel, Inc.                   COM       23326R109     496     27125   SH          Sole                 27125
Ebix, Inc.                             COM       278715206     602     19225   SH          Sole                 19225
Emergent Group, Inc.                   COM       29089V203     259     32325   SH          Sole                 32325
Green Mountain Coffee, Inc.            COM       393122106    2365     39999   SH          Sole                 39999
Greenhill & Company, Inc.              COM       395259104     247      3425   SH          Sole                  3425
HMS Holdings Corporation               COM       40425J101    1599     39275   SH          Sole                 39275
Hatteras Financial Corporation         COM       41902R103     744     26025   SH          Sole                 26025
Hawkins, Inc.                          COM       420261109     370     16400   SH          Sole                 16400
ICU Medical, Inc.                      COM       44930G107    1311     31850   SH          Sole                 31850
IPC the Hospitalist Company, I         COM       44984A105    2490     93300   SH          Sole                 93300
Illumina, Inc.                         COM       452327109    2149     55175   SH          Sole                 55175
Jos. A. Bank Clothiers                 COM       480838101     694     20125   SH          Sole                 20125
Lincoln Educational Services C         COM       533535100    1540     73600   SH          Sole                 73600
MedAssets, Inc.                        COM       584045108    1457     74900   SH          Sole                 74900
Monro Muffler Brake, Inc.              COM       610236101     343     13325   SH          Sole                 13325
NVE Corporation                        COM       629445206    1111     22850   SH          Sole                 22850
National Presto Industries, In         COM       637215104     247      3250   SH          Sole                  3250
Netflix, Inc.                          COM       64110L106    2904     70238   SH          Sole                 70238
Netlogic Microsystems, Inc.            COM       64118B100    2012     55175   SH          Sole                 55175
Neutral Tandem, Inc.                   COM       64128B108    1169     39600   SH          Sole                 39600
Rackspace Hosting, Inc.                COM       750086100     910     65625   SH          Sole                 65625
Rehabcare Group, Inc.                  COM       759148109    1566     65425   SH          Sole                 65425
Riverbed Technology                    COM       768573107    1988     85715   SH          Sole                 85715
Royal Gold, Inc.                       COM       780287108     327      7850   SH          Sole                  7850
SXC Health Solutions Corporati         COM       78505P100    1465     57650   SH          Sole                 57650
Smith Micro Software, Inc.             COM       832154108     849     86650   SH          Sole                 86650
Solarwinds, Inc.                       COM       83416B109     433     26250   SH          Sole                 26250
Sourcefire, Inc.                       COM       83616T108    1526    123125   SH          Sole                123125
Stec, Inc.                             COM       784774101    2892    124700   SH          Sole                124700
Sunoco Logistics Partners LP           COM       86764L108     679     12525   SH          Sole                 12525
Sybase, Inc.                           COM       871130100     334     10650   SH          Sole                 10650
Synaptics Inc.                         COM       87157D109    2177     56325   SH          Sole                 56325
Synovis Life Technologies, Inc         COM       87162G105    1046     50375   SH          Sole                 50375
Tetra Tech, Inc                        COM       88162G103    1147     40050   SH          Sole                 40050
Tower Group, Inc.                      COM       891777104     716     28900   SH          Sole                 28900
Tyler Technologies, Inc.               COM       902252105     945     60500   SH          Sole                 60500
Valeant Pharmaceuticals Intern         COM       91911X104    1878     73000   SH          Sole                 73000
Vistaprint Limited                     COM       G93762204    2852     66875   SH          Sole                 66875
Clicksoftware Technologies, Lt         ADR       M25082104     681    103150   SH          Sole                103150
Crucell, NV                            ADR       228769105    1158     48050   SH          Sole                 48050
Imax Corporation                       ADR       45245E109     992    122225   SH          Sole                122225
Longtop Financial Technologies         ADR       54318P108    1302     53025   SH          Sole                 53025
PerfectWorld Company, Ltd.             ADR       71372U104     996     34825   SH          Sole                 34825
Trina Solar Ltd.                       ADR       89628E104     659     25700   SH          Sole                 25700
VanceInfo Technologies, Inc.           ADR       921564100    1284     86950   SH          Sole                 86950
Yingli Green Energy Holding Co         ADR       98584B103     699     51550   SH          Sole                 51550